UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     August 02, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $437,469 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATS MED INC                    COM              002083103       79    20000 SH       SOLE                    20000        0        0
BED BATH & BEYOND INC          COM              075896100    34866   940287 SH       SOLE                   940287        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    24182 25657000 PRN      SOLE                 25657000        0        0
CARDINAL HEALTH INC            COM              14149Y108    24741   736125 SH       SOLE                   736125        0        0
CLOROX CO DEL                  COM              189054109    37910   609873 SH       SOLE                   609873        0        0
COMCAST CORP NEW               CL A             20030N101    19526  1124130 SH       SOLE                  1124130        0        0
ECOLAB INC                     COM              278865100     9898   220400 SH       SOLE                   220400        0        0
FASTENAL CO                    COM              311900104    11705   233215 SH       SOLE                   233215        0        0
MICROSOFT CORP                 COM              594918104    45045  1957639 SH       SOLE                  1957639        0        0
NIKE INC                       CL B             654106103    54408   805452 SH       SOLE                   805452        0        0
PAYCHEX INC                    COM              704326107    51445  1980957 SH       SOLE                  1980957        0        0
PROGRESSIVE CORP OHIO          COM              743315103    53524  2859173 SH       SOLE                  2859173        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1050    29600 SH       SOLE                    29600        0        0
SYBASE INC                     COM              871130100      563     8700 SH       SOLE                     8700        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    14238   250279 SH       SOLE                   250279        0        0
US BANCORP DEL                 COM NEW          902973304      220     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    21946   339197 SH       SOLE                   339197        0        0
WELLS FARGO & CO NEW           COM              949746101    32123  1254812 SH       SOLE                  1254812        0        0